ROYALTIES, AND MINING AND INCOME TAX - Unrecognized (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mining and income tax
Other deductible temporary differences	R 36,408.0	R 46,220.2	R 27,679.6